Income Taxes - Additional Information (Detail)				1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2017	Jan. 01, 2017 USD ($) Employee	Jan. 01, 2017 ILS (₪) Employee	Mar. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017	Mar. 31, 2019 USD ($) Plan Enterprise	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Applicable corporate income tax rate							23.00%	24.00%	25.00%
Number of active plans | Plan							2
Dividends subject to withholding tax rate							15.00%
Uniform tax rate					21.00%	35.00%	23.00%	24.00%	25.00%
Tax rate for extent extension application term							5 years
Tax benefits relating to research and development tax credits				$ 1,091,000	$ 1,091,000		$ 867,000	$ 1,091,000	$ 955,000
Percentage of offsetting of carryforward losses against federal taxable income in each year							80.00%
Tax loss carryforwards and investment tax credits							$ 867,000
Deferred income taxes of undistributed earnings							$ 1,432,484,000
Current taxes							20.90%	28.00%	18.50%
Amount of interest and penalties recognized on the consolidated statement of operations							$ 0	$ 0	$ 1,379,000
Amount of interest and penalties recognized on the consolidated balance sheet				0	0		0	0
Amount of unrecognized tax benefits				16,810,000	16,810,000		$ 28,188,000	$ 16,810,000	$ 23,457,000	$ 22,093,000
Dividend [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Current taxes							25.00%
Taro USA [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate								31.50%
U.S. Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses				21,757,000	21,757,000		$ 20,105,000	$ 21,757,000
Canadian Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses							0
Israel Tax Authority
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Tax assessment amount (before interest, linkage and penalties)							40,782,000
Unutilized capital loss amount							$ 74,551,000
Settlement with ITA to pay reduced tax assessment				15,000,000
Industrial Company [Member] | Israel Designated as Development Zone A [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate	7.50%						9.00%
Industrial Company [Member] | Elsewhere in Israel [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate							16.00%
Special Preferred Enterprise [Member] | Israel Designated as Development Zone A [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate							5.00%
Special Preferred Enterprise [Member] | Elsewhere in Israel [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate							8.00%
Preferred Technological Enterprises [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Percentage of overall workforce allocated to R&D		100.00%	100.00%
Three years average growth in sales or workforce, percentage		25.00%	25.00%
Preferred Technological Enterprises [Member] | Israel Designated as Development Zone A [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Percentage of corporate tax rate		7.50%	7.50%
Preferred Technological Enterprises [Member] | Elsewhere in Israel [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Percentage of corporate tax rate		12.00%	12.00%
Special Preferred Technological Enterprise
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Dividends subject to withholding tax rate		4.00%	4.00%
Percentage of corporate tax rate		6.00%	6.00%
Dividend withholding tax rate for other than foreign parent, percentage		20.00%	20.00%
Alternative Benefits Programs (Plan 3-4 and 5) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Number of approved enterprises | Enterprise							1
Plan 6 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Number of benefited enterprise | Enterprise							1
Corporate tax exemption period							2 years
Additional corporate tax exemption period							8 years
Plan Two
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Corporate tax exemption period							2 years
Additional corporate tax exemption period							8 years
Additional income tax exemption period for high level of investments							5 years
Israel [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Current taxes							23.00%	24.00%	25.00%
Israel [Member] | Capital Losses Carryforward [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses							$ 79,569,000
Federal Tax [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income tax assessment description								In February 2017, after consulting with its tax advisors, the Company filed an appeal pursuant to Section 153 of the Income Tax Ordinance (New Version), 1961 in the Haifa District Court. The appeal challenged the ITA’s tax assessment for the period of January 1, 2010 through March 31, 2014 in the amount of $40,782 (before interest, linkage and penalties), and denial of an unutilized capital loss in an amount of $74,551 that had been claimed by the Company.
Federal Tax [Member] | Israel Tax Authority
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Tax assessment amount (before interest, linkage and penalties)				40,782,000	$ 40,782,000			$ 40,782,000
Unutilized capital loss amount								$ 74,551,000
Settlement with ITA to pay reduced tax assessment				$ 15,000,000
Minimum [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates							10.00%
Minimum [Member] | Preferred Technological Enterprises [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Average R&D expenses percentage on revenue		7.00%	7.00%
Amount of average R&D expenses on revenue		$ 21,000,000	₪ 75,000,000
Percentage of overall workforce allocated to R&D		20.00%	20.00%
Number of employees, allocated to R&D | Employee		200	200
Venture capital investment previously made by the company		$ 2,000,000
Minimum [Member] | Special Preferred Technological Enterprise
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Annual consolidated revenues		$ 2,800,000,000	₪ 10,000,000,000
Percentage of foreign parent company holding shares for withholding tax dividend distributions		90.00%	90.00%
Minimum [Member] | Plan 6 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates							10.00%
Minimum [Member] | Plan Two
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates							10.00%
Minimum [Member] | Foreign (North America, the Cayman Islands, Ireland and the U.K.) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Foreign ownership percentage							90.00%
Maximum [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates							25.00%
Dividends subject to withholding tax rate							20.00%
Maximum [Member] | Plan 6 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates							25.00%
Maximum [Member] | Plan Two
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates							25.00%
Maximum [Member] | Foreign (North America, the Cayman Islands, Ireland and the U.K.) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Foreign ownership percentage							49.00%